Income/loss (-) per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Income/loss (-) per share: Basic
Net income/loss (-) attributable to owners of the parent (Euro, in thousands)	€ (305,436)	€ 149,845		€ (29,259)
Weighted average number of shares for the purpose of basic income/loss (-) per share	65,075	57,614		52,113
Basic income/loss (-) per share	€ (4.69)	€ 2.60	[1]	€ (0.56)	[1]
Income/loss per share: Diluted
Net income/loss (-) attributable to owners of the parent (Euro, in thousands)	€ (305,436)	€ 149,845		€ (29,259)
Weighted average number of shares for the purpose of diluted income/loss (-) per share	65,075	57,614		52,113
Number of dilutive potential ordinary shares		2,498
Diluted income/loss (-) per share	€ (4.69)	€ 2.49	[1]	€ (0.56)	[1]

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.